Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 315	$ 1
Prepaid expenses and other current assets	135	25
Amount due from related parties	128,269	42,791
Total current assets	128,719	42,817
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(100,114)	(12,308)
Total non-current assets	(100,114)	(12,308)
Total assets	28,605	30,509
Current liabilities
Accrued expenses and other payables	3,729	13,434
Total current liabilities	3,729	13,434
Total liabilities	3,729	13,434
Shareholders’ equity
Additional paid-in capital	332,452	330,016
Accumulated deficit	(309,477)	(314,842)
Statutory reserve	1,901	1,901
Total shareholders’ equity	24,876	17,075
Total liabilities and shareholders’ equity	$ 28,605	$ 30,509